Expense Example - FidelityHedgedEquityFund-RetailPRO - FidelityHedgedEquityFund-RetailPRO - Fidelity Hedged Equity Fund - Fidelity Hedged Equity Fund	Apr. 01, 2025 USD ($)
Expense Example:
1 year	$ 56
3 years	184
5 years	324
10 years	$ 733